Cover Page Cover Page	Aug. 04, 2020	May 05, 2020
Cover [Abstract]
Entity Central Index Key		0001463101
Document Type	8-K
Document Period End Date	Aug. 04, 2020
Entity Registrant Name	ENPHASE ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35480
Entity Tax Identification Number	20-4645388
Entity Address, Address Line One	47281 Bayside Parkway
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	707
Local Phone Number	774-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	ENPH
Security Exchange Name	NASDAQ
Security Exchange Name	false
Amendment Flag		false